Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 03, 2020 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units		1,883,774	1,883,774	3,402,830	10,122,318
Stock repurchased during period value | ¥		¥ 330,207
Maximum [Member]
Class of Stock [Line Items]
Shares authorized to be repurchased value | $	$ 300,000
Stock repurchase program period in force	12 months
Class A Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares		7,181,576	7,181,576
Stock repurchased during period value		¥ 330,207	$ 49,019
ADS [Member]
Class of Stock [Line Items]
Weighted average price of per ADS for repurchase share | $ / shares			$ 13.63